Financial Instruments and Derivatives (Tables)	12 Months Ended
Dec. 31, 2017
Financial Instruments [Abstract]
Disclosure of financial assets
The following table summarizes the carrying value of the Company's remaining financial assets and liabilities as compared to their respective fair values as at December 31, 2017:

	2017 Carrying Value	2017 Fair Value	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
($ millions)
Financial assets
Derivatives	282.7	282.7	—	282.7	—
Long-term investments (1)	72.6	72.6	65.1	—	7.5
	355.3	355.3	65.1	282.7	7.5
Financial liabilities
Derivatives	123.9	123.9	—	123.9	—
Senior guaranteed notes (2)	1,932.0	1,951.3	—	1,951.3	—
	2,055.9	2,075.2	—	2,075.2	—

(1)	Long-term investments are comprised of equity securities in public and private oil and gas companies.

(2)
The senior guaranteed notes are classified as financial liabilities at amortized cost and are reported at amortized cost. The notes denominated in US dollars are translated to Canadian dollars at the period end exchange rate. The fair value of the notes is calculated based on current interest rates and is not recorded in the financial statements.

The following table summarizes the carrying value of the Company's remaining financial assets and liabilities as compared to their respective fair values as at December 31, 2016:

	2016 Carrying Value	2016 Fair Value	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
($ millions)
Financial assets
Derivatives	389.4	389.4	—	389.4	—
Long-term investments (1)	35.8	35.8	28.3	7.5	—
	425.2	425.2	28.3	396.9	—
Financial liabilities
Derivatives	67.7	67.7	—	67.7	—
Senior guaranteed notes (2)	2,148.6	2,119.2	—	2,119.2	—
	2,216.3	2,186.9	—	2,186.9	—

(1)	Long-term investments are comprised of equity securities in public and private oil and gas companies.

(2)
The senior guaranteed notes are classified as financial liabilities at amortized cost and are reported at amortized cost. The notes denominated in US dollars are translated to Canadian dollars at the period end exchange rate. The fair value of the notes is calculated based on current interest rates and is not recorded in the financial statements.

Disclosure of financial liabilities
The following table summarizes the carrying value of the Company's remaining financial assets and liabilities as compared to their respective fair values as at December 31, 2017:

	2017 Carrying Value	2017 Fair Value	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
($ millions)
Financial assets
Derivatives	282.7	282.7	—	282.7	—
Long-term investments (1)	72.6	72.6	65.1	—	7.5
	355.3	355.3	65.1	282.7	7.5
Financial liabilities
Derivatives	123.9	123.9	—	123.9	—
Senior guaranteed notes (2)	1,932.0	1,951.3	—	1,951.3	—
	2,055.9	2,075.2	—	2,075.2	—

(1)	Long-term investments are comprised of equity securities in public and private oil and gas companies.

(2)
The senior guaranteed notes are classified as financial liabilities at amortized cost and are reported at amortized cost. The notes denominated in US dollars are translated to Canadian dollars at the period end exchange rate. The fair value of the notes is calculated based on current interest rates and is not recorded in the financial statements.

The following table summarizes the carrying value of the Company's remaining financial assets and liabilities as compared to their respective fair values as at December 31, 2016:

	2016 Carrying Value	2016 Fair Value	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
($ millions)
Financial assets
Derivatives	389.4	389.4	—	389.4	—
Long-term investments (1)	35.8	35.8	28.3	7.5	—
	425.2	425.2	28.3	396.9	—
Financial liabilities
Derivatives	67.7	67.7	—	67.7	—
Senior guaranteed notes (2)	2,148.6	2,119.2	—	2,119.2	—
	2,216.3	2,186.9	—	2,186.9	—

(1)	Long-term investments are comprised of equity securities in public and private oil and gas companies.

(2)
The senior guaranteed notes are classified as financial liabilities at amortized cost and are reported at amortized cost. The notes denominated in US dollars are translated to Canadian dollars at the period end exchange rate. The fair value of the notes is calculated based on current interest rates and is not recorded in the financial statements.

Disclosure of derivative assets and liabilities
The following table summarizes the fair value as at December 31, 2017 and the change in fair value for the year ended December 31, 2017:

($ millions)	Commodity contracts (1)	Interest contracts	CCS contracts	Foreign exchange contracts	Total
Derivative assets / (liabilities), beginning of year	(60.6)	2.1	373.3	6.9	321.7
Unrealized change in fair value	6.1	7.4	(175.3)	(1.8)	(163.6)
Foreign exchange	0.7	—	—	—	0.7
Derivative assets / (liabilities), end of year	(53.8)	9.5	198.0	5.1	158.8

Derivative assets, end of year	23.2	9.5	244.9	5.1	282.7
Derivative liabilities, end of year	(77.0)	—	(46.9)	—	(123.9)

(1)	Includes oil, gas and power contracts.
The following table summarizes the fair value as at December 31, 2016 and the change in fair value for the year ended December 31, 2016:

($ millions)	Commodity contracts (1)	Interest contracts	CCS contracts	Foreign exchange contracts	Total
Derivative assets / (liabilities), beginning of year	527.3	(0.4)	493.7	7.9	1,028.5
Unrealized change in fair value	(587.9)	2.5	(120.4)	(1.0)	(706.8)
Derivative assets / (liabilities), end of year	(60.6)	2.1	373.3	6.9	321.7

Derivative assets, end of year	6.1	2.9	373.5	6.9	389.4
Derivative liabilities, end of year	(66.7)	(0.8)	(0.2)	—	(67.7)

(1)	Includes oil, gas and power contracts.

Disclosure of offsetting of financial assets and liabilities
The following table summarizes the gross asset and liability positions of the Company's financial derivatives by contract that are offset on the balance sheet as at December 31, 2017 and December 31, 2016:

	2017			2016
($ millions)	Asset	Liability	Net	Asset	Liability	Net
Gross amount	283.5	(124.7)	158.8	400.7	(79.0)	321.7
Amount offset	(0.8)	0.8	—	(11.3)	11.3	—
Net amount	282.7	(123.9)	158.8	389.4	(67.7)	321.7

Sensitivity analysis for types of market risk
The following sensitivities show the resulting unrealized gains (losses) and the impact on income before tax of the respective changes in the period end and applicable forward foreign exchange rates at December 31, 2017 and December 31, 2016 with all other variables held constant:

		Impact on Income Before Tax		Impact on Income Before Tax
($ millions)	Exchange Rate	Year ended December 31, 2017		Year ended December 31, 2016
Cdn$ relative to US$		Increase 10%	Decrease 10%	Increase 10%	Decrease 10%
US dollar long-term debt	Period End	390.1	(390.1)	357.0	(357.0)
Cross currency swaps	Forward	(402.5)	402.5	(375.3)	375.3
Foreign exchange swaps	Forward	(3.7)	3.7	(5.9)	5.9
he following sensitivities show the resulting unrealized gains (losses) and the impact on income before tax of the respective changes in the applicable forward interest rates as at December 31, 2017 and December 31, 2016 with all other variables held constant:

	Impact on Income Before Tax		Impact on Income Before Tax
($ millions)	Year ended December 31, 2017		Year ended December 31, 2016
Forward interest rates	Increase 10%	Decrease 10%	Increase 10%	Decrease 10%
Interest rate swaps	1.9	(1.9)	1.5	(1.5)
The following table summarizes the sensitivity of the fair value of the Company's derivative positions as at December 31, 2017 and December 31, 2016 to fluctuations in commodity prices or differentials, with all other variables held constant. When assessing the potential impact of these commodity price or differential changes, the Company believes a 10 percent near-term volatility is a reasonable measure. Fluctuations in commodity prices or differentials potentially would have resulted in unrealized gains (losses) impacting income before tax as follows:

	Impact on Income Before Tax		Impact on Income Before Tax
($ millions)	Year ended December 31, 2017		Year ended December 31, 2016
	Increase 10%	Decrease 10%	Increase 10%	Decrease 10%
Commodity price
Crude oil	(150.9)	139.4	(120.1)	113.9
Natural gas	(2.9)	2.9	(9.6)	9.6
Power	—	—	0.1	(0.1)
Differential
Crude oil	—	—	0.3	(0.3)

Disclosure of undiscounted cash outflows to non-derivative financial liabilities
The timing of undiscounted cash outflows relating to the financial liabilities outstanding as at December 31, 2017 is outlined in the table below:

($ millions)	1 year	2 to 3 years	4 to 5 years	More than 5 years	Total
Accounts payable and accrued liabilities	613.3	—	—	—	613.3
Dividends payable	16.8	—	—	—	16.8
Derivative liabilities (1)	55.6	2.5	—	—	58.1
Senior guaranteed notes (2)	126.0	371.1	512.0	1,048.9	2,058.0
Bank credit facilities (3)	98.3	2,316.7	—	—	2,415.0

(1)	These amounts exclude undiscounted cash outflows pursuant to the CCS and foreign exchange swap.

(2)	These amounts include the notional principal and interest payments pursuant to the related CCS and foreign exchange swap, which fix the amounts due in Canadian dollars.

(3)
These amounts include interest based on debt outstanding and interest rates effective as at December 31, 2017. The current maturity date of the Company's facilities is June 10, 2020. The Company expects that the facilities will continue to be renewed and extended prior to their maturity dates.

Disclosure of undiscounted cash outflows to derivative financial liabilities
The timing of undiscounted cash outflows relating to the financial liabilities outstanding as at December 31, 2017 is outlined in the table below:

($ millions)	1 year	2 to 3 years	4 to 5 years	More than 5 years	Total
Accounts payable and accrued liabilities	613.3	—	—	—	613.3
Dividends payable	16.8	—	—	—	16.8
Derivative liabilities (1)	55.6	2.5	—	—	58.1
Senior guaranteed notes (2)	126.0	371.1	512.0	1,048.9	2,058.0
Bank credit facilities (3)	98.3	2,316.7	—	—	2,415.0

(1)	These amounts exclude undiscounted cash outflows pursuant to the CCS and foreign exchange swap.

(2)	These amounts include the notional principal and interest payments pursuant to the related CCS and foreign exchange swap, which fix the amounts due in Canadian dollars.

(3)
These amounts include interest based on debt outstanding and interest rates effective as at December 31, 2017. The current maturity date of the Company's facilities is June 10, 2020. The Company expects that the facilities will continue to be renewed and extended prior to their maturity dates.

Disclosure of derivative contracts
The following is a summary of the derivative contracts in place as at December 31, 2017:

Financial WTI Crude Oil Derivative Contracts – Canadian Dollar (1)
		Swap	Three-way Collar
Term	Volume (bbls/d)	Average Price ($/bbl)	Average Sold Call Price ($/bbl)	Average Bought Put Price ($/bbl)	Average Sold Put Price ($/bbl)
2018	41,767	72.11	75.63	68.40	59.63
2019 January - June	5,729	70.57	70.51	62.23	54.00

(1)	The volumes and prices reported are the weighted average volumes and prices for the period.

Financial WTI Crude Oil Derivative Contracts – US Dollar (1)
		Three-way Collar
Term	Volume (bbls/d)	Average Sold Call Price (US$/bbl)	Average Bought Put Price (US$/bbl)	Average Sold Put Price (US$/bbl)
2018	14,000	55.80	49.66	43.00
2019 January - June	8,972	56.01	49.89	43.00

(1)	The volumes and prices reported are the weighted average volumes and prices for the period.

Financial AECO Natural Gas Derivative Contracts – Canadian Dollar (1)	Average Volume (GJ/d)	Average Swap Price ($/GJ)
Term
2018	33,973	2.83
2019	19,948	2.71

(1)	The volumes and prices reported are the weighted average volumes and prices for the period.

Financial Interest Rate Derivative Contracts – Canadian Dollar		Notional Principal ($ millions)	Fixed Rate (%)
Term	Contract
January 2018 - September 2018	Swap	50.0	0.90
January 2018 - September 2018	Swap	50.0	0.87
January 2018 - August 2020	Swap	50.0	1.16
January 2018 - August 2020	Swap	50.0	1.16
January 2018 - August 2020	Swap	100.0	1.15
January 2018 - September 2020	Swap	50.0	1.14
January 2018 - September 2020	Swap	50.0	1.11

Financial Cross Currency Derivative Contracts
Term	Contract	Receive Notional Principal (US$ millions)	Fixed Rate (US%)	Pay Notional Principal (Cdn$ millions)	Fixed Rate (Cdn%)
January 2018	Swap	200.0	3.42	252.8	3.12
January 2018	Swap	200.0	3.42	253.0	3.12
January 2018	Swap	100.0	3.42	126.4	3.11
January 2018	Swap	250.0	3.45	319.3	3.00
January 2018	Swap	250.0	3.45	319.3	2.99
January 2018	Swap	95.0	3.45	121.2	3.00
January 2018	Swap	100.0	3.45	127.6	3.03
January 2018	Swap	140.0	3.45	178.9	2.99
January 2018	Swap	295.0	3.58	379.4	2.68
January 2018	Swap	100.0	3.58	128.6	2.77
January 2018 - April 2018	Swap	31.0	4.58	29.9	5.32
January 2018 - June 2018	Swap	20.0	2.65	20.4	3.52
January 2018 - May 2019	Swap	68.0	3.39	66.7	4.53
January 2018 - March 2020	Swap	155.0	6.03	158.3	6.45
January 2018 - April 2021	Swap	82.0	5.13	79.0	5.83
January 2018 - June 2021	Swap	52.5	3.29	56.3	3.59
January 2018 - May 2022	Swap	170.0	4.00	166.9	5.03
January 2018 - June 2023	Swap	270.0	3.78	274.7	4.32
January 2018 - June 2024	Swap	257.5	3.75	276.4	4.03
January 2018 - April 2025	Swap	230.0	4.08	291.1	4.13
January 2018 - April 2027	Swap	20.0	4.18	25.3	4.25

Financial Foreign Exchange Forward Derivative Contracts
Settlement Date	Contract	Receive Notional Principal (US$ millions)	Pay Notional Principal (Cdn$ millions)
May 2022	Swap	30.0	32.2